UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2006

1.802199.102

CFS-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount (000s)	Value (000s)
California - 95.1%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 18,995	$ 18,995
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 3.32%, LOC Union Bank of California, VRDN (b)(c)	12,100	12,100
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,755	11,755
Series PZ 51, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,685	11,685
Series PZ 70, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,245	15,245
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,060	8,060
Bay Area Toll Auth. Toll Bridge Rev. Participating VRDN Series MT 238, 3.68% (Liquidity Facility DEPFA BANK PLC) (b)(d)	21,900	21,900
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 3.47%, LOC Fannie Mae, VRDN (b)(c)	14,288	14,288
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN:
Series MT 137, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,885	2,885
Series Putters 904, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	5,725	5,725
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN Series PT 607, 3.5% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	6,585	6,585
Series 1, 3.64% 7/28/06, CP	10,576	10,576
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 02 6017 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	12,100	12,100
Series Putters 309, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,095	13,095
Series Putters 322, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,570	11,570
Series Putters 532Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
California Dept. of Wtr. Resources Wtr. Rev.:
Bonds Series ROC II R2062, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	5,740	5,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Wtr. Rev.: - continued
Participating VRDN Series Putters 664, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 3,400	$ 3,400
California Econ. Recovery Participating VRDN:
Series EGL 04 22 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	26,600	26,600
Series ROC II R2114, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,135	5,135
California Edl. Facilities Auth. Rev.:
Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 3.64% tender 9/5/06 (Liquidity Facility SunTrust Banks, Inc.), CP mode	7,500	7,500
Participating VRDN:
Series EGL 03 45 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	6,775	6,775
Series MS 1267, 3.47% (Liquidity Facility Morgan Stanley) (b)(d)	8,959	8,959
Series PA 542, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,105	8,105
California Edl. Facilities Rev. Participating VRDN Series AAB 05 32, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,000	12,000
California Gen. Oblig.:
Bonds Series AAB 00 1, 3.49%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	19,065	19,065
Participating VRDN:
Series 01 777X, 3.5% (Liquidity Facility Morgan Stanley) (b)(c)(d)	11,670	11,670
Series EGL 04 1013 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Series EGL 06 99 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	17,520	17,520
Series LB 06 FP3, 3.31% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	19,000	19,000
Series Merlots 02 A17, 3.24% (Liquidity Facility Bank of New York, New York) (b)(d)	12,225	12,225
Series Merlots B45, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	31,060	31,060
Series PA 1231, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,690	21,690
Series PA 1300, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Series PA 1311, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,155	9,155
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PA 1366, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,500	$ 7,500
Series PT 1252, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	23,945	23,945
Series PT 1389, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,085	5,085
Series PT 2272, 3.5% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,375	5,375
Series PT 902, 3.5% (Liquidity Facility BNP Paribas SA) (b)(d)	3,700	3,700
Series PT 964, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,800	11,800
Series Putters 1131, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,985	6,985
Series Putters 1174, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,835	8,835
Series Putters 1267, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,845	11,845
Series Putters 245, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,660	6,660
Series Putters 557Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,445	6,445
Series ROC II R438CE, 3.55% (Liquidity Facility Citibank NA) (b)(c)(d)	9,375	9,375
Series SG 95, 3.5% (Liquidity Facility Societe Generale) (b)(d)	9,385	9,385
Series SGB 62, 3.5% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Series TOC 05 HH, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	1,200	1,200
RAN 4.5% 6/30/06	33,400	33,439
California Health Facilities Fing. Auth. Rev. Participating VRDN Series PT 953, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 208, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	25,915	25,915
Series MT 211, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	13,785	13,785
Series MT 225, 3.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	26,145	26,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Participating VRDN:
Series MT 36, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	$ 18,380	$ 18,380
Series MT 4, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,180	9,180
Series MT 7, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	43,630	43,630
Series MT 73, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,200	9,200
Series MT 85, 3.51% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,990	7,990
Series PT 2353, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,160	15,160
Series PT 2399, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,430	7,430
Series PT 998, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	43,180	43,180
(Home Mtg. Prog.) Series 2005 H, 3.57% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	28,000	28,000
Series 2000 J, 3.3% (FSA Insured), VRDN (b)(c)	27,455	27,455
Series 2003 F:
3.23% (FSA Insured), VRDN (b)(c)	17,750	17,750
3.23% (FSA Insured), VRDN (b)(c)	47,900	47,900
Series 2005 D, 3.3% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	73,825	73,825
Series 2005 F:
3.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	20,000	20,000
3.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	56,685	56,685
Series D, 3.3% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), VRDN (b)(c)	44,050	44,050
Series Q, 3.25% (AMBAC Insured), VRDN (b)(c)	29,285	29,285
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	7,500	7,500
Series EGL 03 46 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	7,700	7,700
Series EGL 04 28 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN: - continued
Series MS 06 1362, 3.47% (Liquidity Facility Morgan Stanley) (b)(d)	$ 20,200	$ 20,200
Series PA 1202R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Series SG 172, 3.5% (Liquidity Facility Societe Generale) (b)(d)	27,600	27,600
Series SGB 50, 3.49% (Liquidity Facility Societe Generale) (b)(d)	12,635	12,635
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Participating VRDN:
Series Putters 475, 3.52% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	12,495	12,495
Series ROC II R396, 3.54% (Liquidity Facility Citibank NA) (b)(c)(d)	10,315	10,315
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.):
3.72%, VRDN (b)(c)	18,000	18,000
3.72%, VRDN (b)(c)	20,000	20,000
California Pub. Works Board Lease Rev. Participating VRDN:
Series PA 814R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,855	6,855
Series PT 3262, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,000	17,000
Series PT 3417, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,975	7,975
Series Putters 1175, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,160	5,160
Series Putters 610, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,760	3,760
California State Univ. Rev. & Colleges Participating VRDN:
Series EGL 7050014 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	20,000	20,000
Series Putters 1320, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,035	6,035
Series SG 170, 3.5% (Liquidity Facility Societe Generale) (b)(d)	11,700	11,700
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 3.47%, LOC Fannie Mae, VRDN (b)(c)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 3.47%, LOC Freddie Mac, VRDN (b)(c)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(Canyon Creek Apts. Proj.) Series 1995 C, 3.24%, LOC Fannie Mae, VRDN (b)(c)	$ 28,800	$ 28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 3.47%, LOC Fannie Mae, VRDN (b)(c)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(c)	20,000	20,000
(Grove Apts. Proj.) Series X, 3.47%, LOC Fannie Mae, VRDN (b)(c)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 3.22%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	14,000	14,000
Series 2001 W2, 3.22%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	22,788	22,788
Series 2001 W3, 3.22%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	9,000	9,000
(Maple Square Apt. Proj.) Series AA, 3.5%, LOC Citibank NA, VRDN (b)(c)	7,200	7,200
(Marlin Cove Apts. Proj.) Series V, 3.47%, LOC Fannie Mae, VRDN (b)(c)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 3.5%, LOC Bank of America NA, VRDN (b)(c)	33,800	33,800
(Northwood Apts. Proj.) Series N, 3.47%, LOC Freddie Mac, VRDN (b)(c)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 3.59% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (b)(c)	5,960	5,960
(River Run Sr. Apts. Proj.) Series LL, 3.47%, LOC Fannie Mae, VRDN (b)(c)	13,805	13,805
(Terraces at Park Marino Proj.) Series I, 3.61%, LOC California Teachers Retirement Sys., VRDN (b)(c)	7,155	7,155
(The Crossings at Elk Grove Apts.) Series H, 3.5%, LOC Citibank NA, VRDN (b)(c)	15,000	15,000
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 3.5%, LOC Citibank NA, VRDN (b)(c)	7,425	7,425
(Varena Assisted Living Apts. Proj.) Series 2006 F, 3.5%, LOC HSH Nordbank Ag, VRDN (b)(c)	3,800	3,800
(Villa Paseo Proj.) 3.47%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	4,000	4,000
(Vineyard Creek Apts. Proj.) Series 2003 W, 3.47%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	16,200	16,200
(Wilshire Court Proj.) Series M, 3.47%, LOC Fannie Mae, VRDN (b)(c)	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.:
(Lansmont Corp. Proj.) Series 1996 G, 3.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	$ 1,250	$ 1,250
(Merrill Packaging Proj.) 3.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	950	950
(Rix Industries Proj.) Series 1996 I, 3.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	1,280	1,280
(Supreme Truck Bodies of California Proj.) 3.35%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,200	1,200
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 3.68% tender 8/17/06, CP mode	14,000	14,000
California Statewide Cmntys. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 3.35%, LOC Bank of America NA, VRDN (b)(c)	3,000	3,000
TRAN:
Series A4, 4% 6/30/06	15,200	15,205
Series A5, 4% 6/30/06	7,000	7,002
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,155	3,155
Chico Redev. Agcy. Participating VRDN Series DB 192, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	13,620	13,620
Chula Vista Ind. Dev. Rev. Participating VRDN Series PA 1362, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,125	3,125
Clovis Unified School District Participating VRDN Series PZ 49, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,560	3,560
Contra Costa County Multi-family Hsg. Rev. (Del Norte Place Apt. Proj.) Series 1994, 3.27%, LOC Freddie Mac, VRDN (b)(c)	10,610	10,610
Dublin Unified School District Participating VRDN Series Putters 809, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,710	5,710
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series EGL 7053015 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series 1988:
3.49% 8/10/06, CP	19,900	19,900
3.49% 8/10/06, CP	17,900	17,900
3.5% 8/4/06, CP	4,500	4,500
3.59% 9/8/06, CP	6,000	6,000
Elk Grove Fin. Auth. Spl. Tax Rev. Participating VRDN Series DB 190, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,185	5,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 3.5% (Liquidity Facility Citibank NA) (b)(d)	$ 5,940	$ 5,940
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,075	2,075
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,650	3,650
Series PZ 57, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,775	6,775
Series ROC II R4540, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,520	7,520
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 3.31% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	4,160	4,160
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 3.27%, LOC Comerica Bank, Detroit, VRDN (b)(c)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series Best 05 230, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,175	7,175
Series DB 195, 3.53% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,085	2,085
Series EGL 7053007 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	31,800	31,800
Series EGL 7053009 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	19,800	19,800
Series EGL 7053017 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	97,500	97,500
Series LB 05 FC1, 3.28% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Series LB 05 FC2, 3.28% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	13,545	13,545
Series MS 06 1311, 3.52% (Liquidity Facility Morgan Stanley) (b)(d)	2,905	2,905
Series MS 06 1348, 3.46% (Liquidity Facility Morgan Stanley) (b)(d)	4,910	4,910
Series MS 1298, 3.46% (Liquidity Facility Morgan Stanley) (b)(d)	27,750	27,750
Series MSTC 238, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,510	7,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series PA 1236, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,535	$ 3,535
Series PZ 86, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,050	5,050
Series ROC II R411CE, 3.52% (Liquidity Facility Citibank NA) (b)(d)	13,695	13,695
Series ROC II R443CE, 3.52% (Liquidity Facility Citibank NA) (b)(d)	4,100	4,100
Series ROC II R448CE, 3.52% (Liquidity Facility Citibank NA) (b)(d)	11,345	11,345
Series Stars 06 144, 3.5% (Liquidity Facility BNP Paribas SA) (b)(d)	54,000	54,000
Series TOC 04 B, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	17,500	17,500
Series TOC 06 E, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	13,750	13,750
Series TOC 06 I, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	15,600	15,600
Golden West Schools Fing. Auth. Participating VRDN:
Series CDCM 05 21, 3.5% (Liquidity Facility CDC Fin.-CDC IXIS) (b)(d)	10,085	10,085
Series DB 164, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,975	9,975
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,480	3,480
Hacienda Puente Unified School District Participating VRDN Series PT 2877, 3.5% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,830	8,830
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series ROC II R412, 3.5% (Liquidity Facility Citibank NA) (b)(d)	5,580	5,580
Lassen Muni. Util. District Rev. Series 1996 A, 3.5% (FSA Insured), VRDN (b)(c)	2,155	2,155
Long Beach Unified School District Participating VRDN ROC II R 4560, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,005	7,005
Long Beach Hbr. Rev.:
Bonds Series PT 2580, 3.62%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)(e)	4,980	4,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Participating VRDN:
Series MS 00 418, 3.5% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 18,190	$ 18,190
Series MS 01 786X, 3.5% (Liquidity Facility Morgan Stanley) (b)(c)(d)	5,570	5,570
Series MT 140, 3.52% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	4,995	4,995
Series PT 2579, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,145	3,145
Series PT 2708, 3.52% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	5,730	5,730
Series PT 2756, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,545	2,545
Series PT 2936, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,245	5,245
Series Putters 1106, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,990	2,990
Series Putters 730, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	1,790	1,790
Series SG 147, 3.52% (Liquidity Facility Societe Generale) (b)(c)(d)	9,890	9,890
Series Stars 84, 3.52% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	10,145	10,145
Series A, 3.68% 9/5/06, CP (c)	1,020	1,020
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metropolitan Lofts Apts. Proj.) Series 2002 A, 3.5%, LOC Bank of America NA, VRDN (b)(c)	17,500	17,500
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 3.49% (Liquidity Facility Societe Generale) (b)(d)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 04 16 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	8,900	8,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 3.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,005	5,005
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 3.52% (Liquidity Facility Societe Generale) (b)(c)(d)	13,055	13,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series EGL 06 10 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	$ 13,000	$ 13,000
Series EGL 7053026 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	39,000	39,000
Series Putters 1272, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,050	5,050
Series ROC II R4033, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	10,360	10,360
Series ROC II R4510, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,815	6,815
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 34 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	17,555	17,555
Series Merlots 99 L, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	23,300	23,300
Series MS 06 1372, 3.21% (Liquidity Facility Morgan Stanley) (b)(d)	8,680	8,680
Los Angeles Gen. Oblig. Participating VRDN Series PT 1475, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,350	13,350
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series Merlots 06 A3, 3.31% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	9,490	9,490
Series MS 00 349, 3.48% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,360	7,360
Series ROC II R559, 3.53% (Liquidity Facility Citibank NA) (b)(c)(d)	25,055	25,055
Series SG 59, 3.52% (Liquidity Facility Societe Generale) (b)(c)(d)	13,675	13,675
Series 2002 B:
3.45% 7/13/06, CP (c)	10,172	10,172
3.45% 7/17/06, CP (c)	10,000	10,000
3.45% 7/20/06, CP (c)	19,943	19,943
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series D, 3.5%, LOC Citibank NA, VRDN (b)(c)	9,767	9,767
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,050	12,050
Los Angeles Single Family Mortgage Rev. Series 2004 A:
3.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	17,065	17,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Single Family Mortgage Rev. Series 2004 A: - continued
3.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	$ 12,935	$ 12,935
Los Angeles Unified School District:
Participating VRDN:
Series EGL 03 43 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	4,900	4,900
Series EGL 03 49 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(d)	4,800	4,800
Series EGL 06 88 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	7,800	7,800
Series Merlots 03 B37, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,480	5,480
Series PA 792R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,945	8,945
Series PT 3373, 3.5% (Liquidity Facility DEPFA BANK PLC) (b)(d)	50,765	50,765
Series Putters 488, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	28,180	28,180
Series ROC II R24, 3.5% (Liquidity Facility Citibank NA) (b)(d)	6,495	6,495
Series ROC II R25, 3.5% (Liquidity Facility Citibank NA) (b)(d)	6,665	6,665
Series SG 162, 3.5% (Liquidity Facility Societe Generale) (b)(d)	37,700	37,700
TRAN Series A, 4.25% 10/18/06	12,700	12,726
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	30,500	30,500
Series ROC II R4034, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	8,660	8,660
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Participating VRDN ROC II R335, 3.5% (Liquidity Facility Citibank NA) (b)(d)	4,145	4,145
Manteca Redev. Agcy. Tax Allocation Rev. Participating VRDN Series ROC II R508, 3.5% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 3.26% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	5,300	5,300
Series Merlots 99 O, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Milpitas Redev. Agcy.:
Bonds Series ROC II R2145, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	$ 8,590	$ 8,590
Participating VRDN:
Series ROC II R2057, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	9,005	9,005
Series ROC II R4538, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	8,190	8,190
Series ROC II R4557, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,290	6,290
Milpitas Unified School District Participating VRDN Series Putters 615, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,720	8,720
Mount Diablo Unified School District Participating VRDN:
Series MS 06 1349, 3.21% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series MS 06 1350, 3.21% (Liquidity Facility Morgan Stanley) (b)(d)	7,720	7,720
North Orange County Cmnty. College District Rev. Participating VRDN Series PZ 68, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Northern California Transmission Auth. Rev. Series B, 3.59% 9/5/06, LOC WestLB AG, CP	5,000	5,000
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 3.5% (Liquidity Facility Societe Generale) (b)(d)	8,000	8,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,000	3,000
Oakland Swr. Rev. Participating VRDN Series Putters 631, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,440	2,440
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 3.24%, LOC Fannie Mae, VRDN (b)(c)	21,000	21,000
Port of Oakland Gen. Oblig.:
Bonds Series Putters 889, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(e)	6,950	6,950
Participating VRDN:
Series Merlots 00 JJ, 3.31% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	29,680	29,680
Series MS 1192X, 3.5% (Liquidity Facility Morgan Stanley) (b)(c)(d)	13,000	13,000
Series PA 1053, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	15,070	15,070
Series PT 2688, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,840	9,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Gen. Oblig.: - continued
Participating VRDN:
Series PT 2755, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 2,640	$ 2,640
Series Putters 684, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,770	2,770
Series Putters 863, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,620	2,620
Series RobIns 5, 3.49% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	16,690	16,690
Port of Oakland Port Rev. Participating VRDN Series PA 1093, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	7,975	7,975
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 13, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,335	19,335
Series PZP 14, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,740	11,740
Series PZP 2, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,475	7,475
Series PZP 8, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,475	4,475
Series PZP 9, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,900	10,900
Rancho Santiago Cmnty. College District:
Bonds:
Series ROC II R2017, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	5,230	5,230
Series ROC II R2181, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)(e)	5,595	5,595
Participating VRDN Series Floaters 05 23, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,545	10,545
Riverside County Gen. Oblig. Series 2005 B:
3.58% 8/1/06, LOC WestLB AG, CP	12,700	12,700
3.63% 8/18/06, LOC WestLB AG, CP	12,200	12,200
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	7,150	7,150
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	4,830	4,830
Sacramento City Fing. Auth. Rev.:
Participating VRDN Series TOC 06 Z3, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,195	5,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev.: - continued
Participating VRDN Series MSTC 05 246, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 7,490	$ 7,490
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 3.47%, LOC Fannie Mae, VRDN (b)(c)	13,200	13,200
(Natomas Park Apts. Proj.) Series Issue B, 3.47%, LOC Fannie Mae, VRDN (b)(c)	13,550	13,550
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series ROC II R504, 3.5% (Liquidity Facility Citibank NA) (b)(d)	3,230	3,230
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	16,445	16,445
Series PT 2327, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	8,940	8,940
Series PT 2331, 3.51% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	6,770	6,770
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 3.47%, LOC Fannie Mae, VRDN (b)(c)	8,225	8,225
(Phoenix Park II Apts. Proj.) 3.5%, LOC Citibank NA, VRDN (b)(c)	20,000	20,000
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	8,335	8,335
San Diego County & School District TRAN Series A, 4% 7/14/06	5,000	5,002
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series DB 181, 3.52% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	5,950	5,950
Series PT 3251, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,910	5,910
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 3.46% 7/20/06 (Liquidity Facility Dexia Cr. Local de France), CP	8,900	8,900
San Diego County Wtr. Auth. Series 1:
3.45% 7/14/06 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	5,000	5,000
3.48% 8/16/06 (Liquidity Facility Bayerische Landesbank Girozentrale), CP	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Participating VRDN:
Series MS 964D, 3.46% (Liquidity Facility Morgan Stanley) (b)(d)	$ 5,235	$ 5,235
Series ROC II R2112 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,915	4,915
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,605	6,605
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Participating VRDN:
Series PT 899, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,765	4,765
Series Stars 125, 3.55% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	5,190	5,190
Second Series 33A, 3.23% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	10,000	10,000
Second Series 33B, 3.23% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	25,000	25,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 3.53%, LOC Citibank NA, New York, VRDN (b)(c)	21,700	21,700
San Francisco City & County Unified School District Participating VRDN Series Putters 549, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,370	5,370
San Francisco County Trans. Auth.:
Series 2004 A, 3.5% 8/4/06 (Liquidity Facility Landesbank Baden-Wuert), CP	4,500	4,500
Series 2004 B, 3.46% 7/26/06 (Liquidity Facility Landesbank Baden-Wuert), CP	10,000	10,000
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series Stars 06 147, 3.5% (Liquidity Facility BNP Paribas SA) (b)(d)	14,175	14,175
Series TOC 06 Z17, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	16,050	16,050
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	2,555	2,555
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 3.47%, LOC Fannie Mae, VRDN (b)(c)	$ 26,300	$ 26,300
(Kennedy Apt. Homes Proj.) Series K, 3.47%, LOC Fannie Mae, VRDN (b)(c)	9,775	9,775
San Mateo County Cmnty. College District Participating VRDN Series MSTC 3003, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,830	8,830
San Mateo County Trans. District Sales Tax Rev. Participating VRDN:
Series AAB 06 19, 3.5% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	13,660	13,660
Series MS 06 1378, 3.21% (Liquidity Facility Morgan Stanley) (b)(d)	9,710	9,710
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 3.53%, LOC Union Bank of California, VRDN (b)(c)	9,215	9,215
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,530	14,530
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series A, 3.45% 7/14/06, LOC WestLB AG, CP	3,596	3,596
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.47%, LOC Fannie Mae, VRDN (b)(c)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(c)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2, 3.5%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 3.47%, LOC Fannie Mae, VRDN (b)(c)	15,500	15,500
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 470, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,220	5,220
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN Series MT 90, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	81,200	81,200
Series A, 3.29% (Liquidity Facility Fannie Mae), VRDN (b)(c)	38,175	38,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050006 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	$ 2,445	$ 2,445
Series EGL 7050084 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(d)	16,500	16,500
Series Merlots 97 G, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,430	13,430
Series PT 872, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	8,265	8,265
Series Putters 1201, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,230	5,230
Series A, 3.45% 8/17/06, CP	5,000	5,000
Walnut Energy Ctr. Auth. Series 2005 B, 3.42% 8/15/06, LOC State Street Bank & Trust Co., Boston, CP	5,650	5,650
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,195	5,195
William S. Hart Union High School District Participating VRDN Series SG 171, 3.5% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,510	3,510
		3,892,428
Puerto Rico - 1.3%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	27,700	27,754
Puerto Rico Govt. Dev. Bank Bonds 3.25% 7/24/06, LOC Societe Generale (a)	24,400	24,400
		52,154
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $3,944,582)		3,944,582
NET OTHER ASSETS - 3.6%		147,276
NET ASSETS - 100%		$ 4,091,858
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,400,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,085,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Wtr. Rev. Bonds Series ROC II R2062, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	11/24/03	$ 5,740
Long Beach Hbr. Rev. Bonds Series PT 2580, 3.62%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	3/24/05	$ 4,980
Milpitas Redev. Agcy. Bonds Series ROC II R2145, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	8/26/04	$ 8,590
Security	Acquisition Date	Cost (000s)
Port of Oakland Gen. Oblig. Bonds Series Putters 889, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase Bank)	5/11/05 - 3/16/06	$ 6,950
Rancho Santiago Cmnty. College District Bonds Series ROC II R2017, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/31/03	$ 5,230
Rancho Santiago Cmnty. College District Bonds Series ROC II R2181, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/10/05 - 3/8/06	$ 5,595
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,944,582,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

May 31, 2006

1.802200.102

SCM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount (000s)	Value (000s)
California - 93.6%
ABAG Fin. Auth. for Nonprofit Corp. Rev. Participating VRDN Series MT 40, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 11,000	$ 11,000
Alameda Corridor Trans. Auth. Rev. Participating VRDN:
Series BS 05 222 Class A, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	5,000	5,000
Series PZ 51, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,505	6,505
Series PZ 61, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,680	5,680
Alhambra Ctfs. of Prtn. Participating VRDN Series PT 3457, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,700	4,700
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,795	5,795
Apple Valley Unified School District Participating VRDN Series Putters 544, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,670	3,670
Bay Area Toll Auth. Toll Bridge Rev. Participating VRDN Series MT 238, 3.68% (Liquidity Facility DEPFA BANK PLC) (b)(c)	34,130	34,130
Burbank Unified School District Participating VRDN Series PZ 54, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,035	6,035
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN Series ROC II R1024, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	13,340	13,340
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(c)	6,200	6,200
Series PA 1201R, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,900	10,900
Series PT 759, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	10,295	10,295
Series Putters 310, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,995	4,995
Series Putters 322, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	5,975	5,975
Series B1, 3.51%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	5,200	5,200
Subseries 2005 F3, 3.51%, LOC Bank of New York, New York, LOC California Pub. Employees' Retirement Sys., VRDN (b)	45,000	45,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Subseries 2005 F4, 3.51%, LOC Bank of America NA, VRDN (b)	$ 18,950	$ 18,950
Subseries F2, 3.5%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (b)	65,635	65,635
California Econ. Recovery:
Participating VRDN:
Series EGL 04 22 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	22,900	22,900
Series LB 04 L27, 3.26% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	21,500	21,500
Series MS 929, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	7,995	7,995
Series PA 1262, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,650	7,650
Series PT 2216, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,190	5,190
Series PT 965, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	20,000	20,000
Series 2004 C13, 3.17% (XL Cap. Assurance, Inc. Insured), VRDN (b)	12,175	12,175
California Edl. Facilities Auth. Rev.:
Bonds Series MS 1126, 3.4%, tender 6/1/06 (Liquidity Facility Morgan Stanley) (b)(c)(d)	20,690	20,690
Participating VRDN:
Series EGL 06 31 Class 2003 A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	15,800	15,800
Series MS 1267, 3.47% (Liquidity Facility Morgan Stanley) (b)(c)	8,000	8,000
Series SGB 45, 3.5% (Liquidity Facility Societe Generale) (b)(c)	5,000	5,000
Series Solar 06 65, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	10,360	10,360
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 3.49%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	9,900	9,900
Series MT 171, 3.23%, tender 10/26/06 (Liquidity Facility DEPFA BANK PLC) (b)(c)(d)	9,895	9,895
Participating VRDN:
Series DB 179, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(c)	15,960	15,960
Series EGL 05 1000 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	15,090	15,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series LB 06 FP3, 3.31% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	$ 11,000	$ 11,000
Series MACN 06 N, 3.48% (Liquidity Facility Bank of America NA) (b)(c)	28,865	28,865
Series Merlots 02 A17, 3.24% (Liquidity Facility Bank of New York, New York) (b)(c)	5,745	5,745
Series Merlots 03 A45, 3.24% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,225	5,225
Series Merlots B45, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	37,375	37,375
Series MS 1297, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	16,275	16,275
Series PA 1231, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,940	5,940
Series PA 1357, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,165	4,165
Series PT 1252, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,100	10,100
Series PT 2266, 3.5% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	7,860	7,860
Series PT 2281, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,225	5,225
Series PT 964, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	4,995	4,995
Series PT 990, 3.5% (Liquidity Facility BNP Paribas SA) (b)(c)	6,700	6,700
Series Putters 1174, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	4,495	4,495
Series Putters 1256, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,425	5,425
Series Putters 1267, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,600	6,600
Series Putters 482, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,495	7,495
Series Putters 519, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,995	4,995
Series Putters 556Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	7,450	7,450
Series Putters 997, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,780	4,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series SG 84, 3.5% (Liquidity Facility Societe Generale) (b)(c)	$ 1,660	$ 1,660
Series SGA 55, 3.22% (Liquidity Facility Societe Generale) (b)(c)	28,500	28,500
Series SGB 62, 3.5% (Liquidity Facility Societe Generale) (b)(c)	30,000	30,000
Series SGB 7, 3.5% (Liquidity Facility Societe Generale) (b)(c)	8,775	8,775
Series SGC 06 2 Class A, 3.5% (Liquidity Facility Societe Generale) (b)(c)	4,700	4,700
Series Solar 05 4, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	15,000	15,000
RAN 4.5% 6/30/06	14,000	14,016
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 3.51% (Liquidity Facility Morgan Stanley) (b)(c)	11,170	11,170
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN Series MT 85, 3.51% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)	3,460	3,460
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42 Class A, 3.5% (Liquidity Facility Citibank NA, New York) (b)(c)	13,500	13,500
Series EGL 04 28 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	9,425	9,425
Series MS 06 1362, 3.47% (Liquidity Facility Morgan Stanley) (b)(c)	11,800	11,800
Series PA 1193, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,285	6,285
Series Putters 492, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,825	9,825
Series SG 172, 3.5% (Liquidity Facility Societe Generale) (b)(c)	18,900	18,900
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 F, 3.54%, LOC JPMorgan Chase Bank, VRDN (b)	23,300	23,300
California Pub. Works Board Lease Rev. Participating VRDN:
Series MSTC 9052, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	8,990	8,990
Series Putters 609, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	1,095	1,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev. & Colleges Participating VRDN Series SG 170, 3.5% (Liquidity Facility Societe Generale) (b)(c)	$ 13,300	$ 13,300
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K:
3.5% tender 7/26/06, CP mode	1,500	1,500
3.68% tender 8/17/06, CP mode	14,000	14,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 3.19%, VRDN (b)	67,350	67,350
Series 2003 D, 3.17%, VRDN (b)	18,100	18,100
Series 2004 M, 3.19%, VRDN (b)	26,200	26,200
TRAN Series A4, 4% 6/30/06	7,000	7,002
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	5,000	5,000
Carson Redev. Agcy. Participating VRDN Series PT 2346, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,750	7,750
Clovis Unified School District Participating VRDN:
Series PZ 42, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,500	1,500
Series PZ 75, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,190	6,190
Contra Costa Wtr. District Wtr. Rev.:
Bonds Series MS 1131, 3.4%, tender 6/1/06 (Liquidity Facility Morgan Stanley) (b)(c)(d)	10,240	10,240
Participating VRDN Series PT 1666, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,615	5,615
Culver City School Facilities Fing. Auth. Participating VRDN Series Merlots 05 A24, 3.24% (Liquidity Facility Wachovia Bank NA) (b)(c)	12,010	12,010
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 80 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	9,870	9,870
Series EGL 7053015 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	15,530	15,530
Series EGL 720050045 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	19,800	19,800
Series 1988:
3.42% 7/20/06, CP	17,700	17,700
3.49% 8/10/06, CP	10,800	10,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Series 1988:
3.49% 8/10/06, CP	$ 9,100	$ 9,100
3.5% 8/4/06, CP	2,500	2,500
El Camino Cmnty. College District Participating VRDN Series PT 2058, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,380	5,380
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	11,700	11,700
Series PZ 57, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,115	7,115
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN:
Series PZ 41, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,675	3,675
Series PZ 96, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,875	5,875
Fresno Unified School District Participating VRDN Series DB 109, 3.5% (Liquidity Facility Deutsche Bank AG) (b)(c)	6,175	6,175
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,010	5,010
Series ROC II R 2123, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	6,820	6,820
Golden State Tobacco Securitization Corp. Participating VRDN:
Series Best 05 230, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	3,760	3,760
Series LB 05 FC2, 3.28% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	6,800	6,800
Series MS 06 1347, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	5,210	5,210
Series MS 1220, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	16,000	16,000
Series MS 1271, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	15,415	15,415
Series MSTC 238, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	4,065	4,065
Series PA 1237, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	2,740	2,740
Series PZ 86, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,390	4,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN: - continued
Series ROC II R287X, 3.52% (Liquidity Facility Citibank NA) (b)(c)	$ 3,535	$ 3,535
Series ROC II R411CE, 3.52% (Liquidity Facility Citibank NA) (b)(c)	5,400	5,400
Series ROC II R443CE, 3.52% (Liquidity Facility Citibank NA) (b)(c)	3,400	3,400
Series ROC II R509, 3.5% (Liquidity Facility Citibank NA) (b)(c)	8,000	8,000
Series Stars 06 144, 3.5% (Liquidity Facility BNP Paribas SA) (b)(c)	31,300	31,300
Series TOC 04 B, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	7,500	7,500
Series TOC 06 I, 3.5% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	8,400	8,400
Series TOC 06 Z4, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	5,050	5,050
Series TOC 06 Z5, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	2,535	2,535
Golden West Schools Fing. Auth. Participating VRDN Series PT 3016, 3.5% (Liquidity Facility Dexia Cr. Local de France) (b)(c)	8,895	8,895
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	6,075	6,075
Kern County Gen. Oblig. TRAN 4% 6/30/06	2,000	2,001
Los Angeles Cmnty. College District:
Bonds Series MS 1129, 3.4%, tender 6/1/06 (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,000	8,000
Participating VRDN Series Putters 742, 3.5% (Liquidity Facility Dresdner Bank AG) (b)(c)	5,365	5,365
Los Angeles County Gen. Oblig.:
TRAN Series A, 4% 6/30/06	30,000	30,010
3.61% 8/3/06, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	1,250	1,250
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 3.49% (Liquidity Facility Societe Generale) (b)(c)	6,400	6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 16 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	10,900	10,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN: - continued
Series EGL 04 46 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	$ 9,700	$ 9,700
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	13,830	13,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series Solar 06 55, 3.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	5,700	5,700
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series PA 1192, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,980	7,980
Series PT 1949, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,060	3,060
Series PT 2286, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,550	5,550
Series Putters 1302Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,995	3,995
Series ROC II R3010, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	5,120	5,120
Series Solar 06 37, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	8,500	8,500
Series 2001 B2, 3.37% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	30,745	30,745
Subseries B8, 3.47% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	24,000	24,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Merlots 99 L, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,500	8,500
Series Solar 06 48, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	15,690	15,690
Los Angeles Gen. Oblig. Participating VRDN Series PT 1476, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,355	5,355
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PT 1405, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	8,130	8,130
Series 2004 A1:
3.63% 8/9/06, LOC Bank of America NA, CP	5,000	5,000
3.65% 9/12/06, LOC Bank of America NA, CP	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Participating VRDN:
Series EGL 06 88 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	$ 4,515	$ 4,515
Series Merlots 03 B37, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	2,700	2,700
Series MSTC 01 135, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	8,895	8,895
Series PT 1737, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,265	3,265
Series PT 1763, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	16,740	16,740
Series PT 2196, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,645	9,645
Series PT 3373, 3.5% (Liquidity Facility DEPFA BANK PLC) (b)(c)	28,460	28,460
Series PT 3382, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,980	5,980
Series PT 3409, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,050	4,050
Series Putters 488, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	17,940	17,940
Series SG 162, 3.5% (Liquidity Facility Societe Generale) (b)(c)	28,105	28,105
Series Solar 06 18, 3.49% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	5,270	5,270
TRAN Series A, 4.25% 10/18/06	7,300	7,315
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7053003 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	11,000	11,000
Series ROC II R4034, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	4,945	4,945
Merced Irrigation District Elec. Sys. Rev. Participating VRDN Series ROC II R512, 3.5% (Liquidity Facility Citibank NA) (b)(c)	3,250	3,250
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 3.26% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)	1,700	1,700
Series Merlots 99 O, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	11,880	11,880
Series MSTC 01 113A, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN: - continued
Series PA 837, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 4,995	$ 4,995
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN Series SG 66, 3.5% (Liquidity Facility Societe Generale) (b)(c)	2,500	2,500
North Orange County Cmnty. College District Rev. Participating VRDN:
Series MSTC 9042, 3.22% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	4,100	4,100
Series PT 1434, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,705	7,705
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	5,495	5,495
Northern California Transmission Auth. Rev. Series B, 3.59% 9/5/06, LOC WestLB AG, CP	9,770	9,770
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 3.5% (Liquidity Facility Societe Generale) (b)(c)	12,000	12,000
Oak Grove School District Bonds Series ROC II R7527, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA) (b)(c)(d)	9,945	9,945
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	3,000	3,000
Oakland Joint Powers Fing. Auth. Participating VRDN Series Putters 1253, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,225	4,225
Orange County Apt. Dev. Rev. (Hidden Hills Apts. Proj.) Series 1985 U, 3.24%, LOC Freddie Mac, VRDN (b)	10,500	10,500
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN:
Series SG 174, 3.51% (Liquidity Facility Societe Generale) (b)(c)	4,960	4,960
Series Solar 06 85, 3.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	12,000	12,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,295	5,295
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN:
Series Putters 372, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	11,085	11,085
Series ROC II R2046, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	4,265	4,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 13, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	$ 11,200	$ 11,200
Series PZP 14, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	6,880	6,880
Series PZP 2, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,275	7,275
Series PZP 9, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,860	5,860
Rancho Santiago Cmnty. College District Participating VRDN Series Floaters 05 23, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)	5,400	5,400
Sacramento City Fing. Auth. Rev. Participating VRDN Series PZ 93, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,120	5,120
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series EGL 04 47 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	15,200	15,200
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,000	4,000
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 3.48% (Liquidity Facility Bank of America NA) (b)(c)	3,975	3,975
Series PT 2140, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,220	7,220
Series PT 2215, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,645	5,645
Series Putters 591, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	2,185	2,185
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series Putters 1237Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,475	10,475
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B:
3.45% 8/17/06 (Liquidity Facility Dexia Cr. Local de France), CP	3,500	3,500
3.46% 7/20/06 (Liquidity Facility Dexia Cr. Local de France), CP	5,184	5,184
3.6% 8/3/06 (Liquidity Facility Dexia Cr. Local de France), CP	7,000	7,000
San Diego Unified School District Participating VRDN:
Series MS 01 847, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	8,225	8,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Participating VRDN: - continued
Series MS 965, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	$ 4,015	$ 4,015
Series PA 1245, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	1,335	1,335
Series ROC II R1067, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	3,475	3,475
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series MS 06 1318X, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	7,965	7,965
San Francisco Bldg. Auth. Lease Rev. Participating VRDN Series PT 3461, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,900	3,900
San Francisco City & County Pub. Util. Commission Wtr. Rev. Participating VRDN:
Series MS 06 1321, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	5,000	5,000
Series ROC II R530, 3.5% (Liquidity Facility Citibank NA) (b)(c)	10,000	10,000
San Francisco County Trans. Auth.:
Series 2004 A, 3.5% 8/4/06 (Liquidity Facility Landesbank Baden-Wuert), CP	2,500	2,500
Series 2004 B, 3.56% 8/4/06 (Liquidity Facility Landesbank Baden-Wuert), CP	7,500	7,500
San Gabriel Valley Govts. 3.59% 9/5/06, LOC Bayerische Landesbank Girozentrale, CP	26,000	26,000
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series TOC 06 Z17, 3.53% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(c)	9,200	9,200
San Jose Evergreen Cmnty. College District Participating VRDN Series MS 06 1328, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	8,015	8,015
San Jose Fin. Auth. Rev. 3.64% 7/31/06, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., CP	7,450	7,450
San Jose Fing. Auth. Lease Rev. Participating VRDN Series Putters 1280Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,700	3,700
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series MS 02 749, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	6,495	6,495
Series PT 3410, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	7,960	7,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Redev. Agcy. Tax Allocation Participating VRDN: - continued
Series Putters 575, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	$ 2,565	$ 2,565
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN:
Series ROC II R2027, 3.5% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	5,635	5,635
Series Solar 06 52, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	10,745	10,745
San Mateo County Cmnty. College District Participating VRDN Series MSTC 3003, 3.32% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(c)	5,200	5,200
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series MS 06 1342, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	4,755	4,755
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	8,900	8,900
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	14,770	14,770
Santa Rosa High School District Participating VRDN Series PT 2193, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,120	4,120
Santa Rosa Wastewtr. Rev. Participating VRDN Series PZ 43, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	5,700	5,700
Sequoia Union High School District Bonds Series AAB 03 2, 3.5%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	5,900	5,900
South San Francisco Redev. Agcy. Tax Allocation Rev. Participating VRDN Series Solar 06 67, 3.47% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	13,920	13,920
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series MS 1045, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	5,470	5,470
Sunnyvale School District Participating VRDN Series Putters 800, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	7,660	7,660
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050084 Class A, 3.5% (Liquidity Facility Citibank NA) (b)(c)	9,000	9,000
Series Merlots 97 G, 3.26% (Liquidity Facility Wachovia Bank NA) (b)(c)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series MS 1210, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	$ 15,045	$ 15,045
Series MS 1274, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	15,150	15,150
Series MSDW 00 480, 3.46% (Liquidity Facility Morgan Stanley) (b)(c)	3,580	3,580
Series PA 1168, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	20,045	20,045
Series Solar 06 39, 3.46% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(c)	10,335	10,335
Series A, 3.51% 8/1/06, CP	5,700	5,700
Vallejo City Unified School District Participating VRDN Series PT 1664, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	11,775	11,775
		2,326,088
Puerto Rico - 4.5%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	14,600	14,629
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 M, 3.48% (Liquidity Facility Bank of America NA) (b)(c)	7,375	7,375
Series MACN 06 R, 3.48% (Liquidity Facility Bank of America NA) (b)(c)	12,200	12,200
Series PA 1380R, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	10,395	10,395
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 165, 3.15%, tender 10/12/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,110	9,110
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series MS 1276, 3.47% (Liquidity Facility Morgan Stanley) (b)(c)	15,750	15,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Bonds 3.25% 7/24/06, LOC Societe Generale (a)	$ 31,500	$ 31,500
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 3.47%, tender 6/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(c)	11,000	11,000
		111,959
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,438,047)		2,438,047
NET OTHER ASSETS - 1.9%		48,471
NET ASSETS - 100%		$ 2,486,518
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,500,000 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,880,000 or 2.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Edl. Facilities Auth. Rev. Bonds Series MS 1126, 3.4%, tender 6/1/06 (Liquidity Facility Morgan Stanley)	3/3/06	$ 20,690
California Gen. Oblig. Bonds Series MT 171, 3.23%, tender 10/26/06 (Liquidity Facility DEPFA BANK PLC)	10/27/05	$ 9,895
Contra Costa Wtr. District Wtr. Rev. Bonds Series MS 1131, 3.4%, tender 6/1/06 (Liquidity Facility Morgan Stanley)	3/7/06	$ 10,240
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series MS 1129, 3.4%, tender 6/1/06 (Liquidity Facility Morgan Stanley)	3/7/06	$ 8,000
Oak Grove School District Bonds Series ROC II R7527, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA)	5/4/05	$ 9,945
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 165, 3.15%, tender 10/12/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/13/05	$ 9,110
Income Tax Information
At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,438,047,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006